Expense by nature- Expenses by nature (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature
Raw materials and consumables	€ 105,030,465	€ 101,070,401	€ 134,453,049
Salaries, wages and employee benefits	22,877,775	24,676,137	18,073,070
Consultancy and professional fees	4,064,764	3,574,695	2,144,300
Advertising, vehicle and travel expenses	1,341,142	2,552,183	3,691,559
Warranty	124,881	(921,496)	252,125
Lease expenses	190,673	217,855	1,417,331
Purchased services	2,443,355	1,798,175	3,186,693
Taxes, insurance costs, and other dues	1,993,462	2,073,989	914,185
Depreciation and amortisation	7,043,590	6,537,028	3,212,450
Maintenance	1,704,322	1,611,234	237,948
Other	4,357,742	3,958,879	1,189,369
Total	€ 151,172,171	€ 147,149,080	€ 168,772,079